Investment in Equity Method Investee - Additional Information (Detail)		12 Months Ended
	Oct. 17, 2016 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 03, 2020 USD ($) $ / shares shares
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		¥ 349,275,523		¥ 44,779,440		$ 53,528,816
Loss from equity method investments		(370,038,652)	$ (56,710,905)	(3,419,825)	¥ (11,319,279)
Secoo Holding Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Change in fair value		366,344,810				56,144,798
Equity Method Investments		306,275,523				$ 46,938,777
Ganzhou Qu Campus Technology Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Allowance on net asset value		20	3
Equity method investment commitment value | ¥	¥ 190,000,000
Equity method investment, ownership percentage	45.90%
Loss from equity method investments		¥ 3	$ 0.5	¥ 3	¥ 11
Common Class A [Member] | Secoo Holding Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, number of shares acquired | shares							10,204,082
Equity method investment, price per share | $ / shares							$ 9.80
Equity method investment, Purchase price | $							$ 100,000,000
Equity method investment, ownership percentage							28.89%